SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

In May 2015, the Company entered into a securities purchase agreement with the purchasers identified therein  providing for the issuance and sale by the Company to the purchasers, in a private placement, of an aggregate of 5,000,002 shares of the Company’s common stock (collectively, the “Shares”) and Series A Warrants to purchase up to an aggregate of 5,000,002 shares of the Company’s common stock, Series B Warrants to purchase up to an aggregate of 5,000,002 shares of the Company’s common stock, and Series C Warrants to purchase up to an aggregate of 2,500,001 shares of the Company’s common stock (the Series A Warrants, the Series B Warrants and the Series C Warrants, collectively, the “Warrants”, and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), at a price of $0.30 per Share (the “Offering”). The Offering closed on May 11, 2015. After deducting for fees and expenses, the aggregate net proceeds to the Company from the sale of the Shares and Warrants were approximately $1,325,000.

On the closing of the Offering, the Company issued warrants to purchase up to 400,000 shares of the Company’s common stock to H.C. Wainwright & Co., LLC (“H.C. Wainwright”) as placement agent for the Offering (the “Placement Agent Warrants”). The Placement Agent Warrants have substantially the same terms as the Series A Warrants issued to the purchasers, except that the exercise price is $0.375 per share.

As a result of the Offering, the exercise prices of 7,352,944 previously issued warrants were reduced to $0.30 per share.

In April and May 2015, we issued a total of 325,000 shares of our common stock to two consultants in exchange for services valued at $115,000.

In May 2015, our board of directors approved option grants to each of the directors and two employees to purchase a total of 1,300,000 shares of the Company’s common stock under the 2012 Plan, all of which vest over two years.  The total cost of the option grants of approximately $217,000 will be amortized over the two year vesting period.